UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended December 31, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Pennant Capital Management, LLC

Address:  40 Main Street
          Chatham, New Jersey 07928


13F File Number: 28-10370


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Alan Fournier
Title:    Managing Member
Phone:    (973) 701-1100


Signature, Place and Date of Signing:

/s/ Alan Fournier               Chatham, New Jersey          February 12, 2004
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:       3

Form 13F Information Table Entry Total:  62

Form 13F Information Table Value Total:  $457,682
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. Form 13F File Number Name

1. 28-10536 Pennant Offshore Partners, Ltd.

2. 28-XXXXX Pennant Onshore Qualified, LP

3. 28-XXXXX Pennant General Partner, LLC

                          FORM 13F INFORMATION TABLE
                               December 31, 2003


FORM 13F INFORMATION TABLE

COLUMN 1                                 COLUMN 2       COLUMN 3   COLUMN 4   COLUMN 5         COLUMN 6   COLUMN 7        COLUMN 8

                                                                                                                        VOTING
                                         TITLE OF                   VALUE    SHRS OR   SH/  PUT/ INVSTMNT OTHER        AUTHORITY
NAME OF ISSUER                           CLASS           CUSIP      (X$1000) PRN AMT   PRN  CALL DSCRETN  MNGRS  SOLE   SHARED  NONE
--------------                           -----           -----      -------- -------   ---  ---- -------  -----  ----   ------- ---
Accredited Home Lenders Hld Co.          Common Stock    00437P107  17,911     585,340 0    0 0  SOLE     0       585,340  0    0
Aetna Inc.                               Common Stock    00817Y108   4,731      70,000 0    0 0  SOLE     0        70,000  0    0
Agere Systems Inc. - CL A                Common Stock A  00845V100   1,784     585,000 0    0 0  SOLE     0       585,000  0    0
Alleghany Corporation                    Common Stock    017175100   6,675      30,000 0    0 0  SOLE     0        30,000  0    0
American Financial REIT                  Common Stock    02607p305   5,627     330,000 0    0 0  SOLE     0       330,000  0    0
American Safety Insurance Holdings, Ltd  Common Stock    g02995101   3,671     280,000 0    0 0  SOLE     0       280,000  0    0
Ashland Inc.                             Common Stock    044204105  22,471     510,000 0    0 0  SOLE     0       510,000  0    0
BMC Software, Inc.                       Common Stock    055921100   7,460     400,000 0    0 0  SOLE     0       400,000  0    0
Banta Corporation                        Common Stock    066821109  18,630     460,000 0    0 0  SOLE     0       460,000  0    0
Boca Resorts Inc.                        Common Stock    09688T106   6,558     438,400 0    0 0  SOLE     0       438,400  0    0
Boise Cascade Corporation                Common Stock    097383103  10,515     320,000 0    0 0  SOLE     0       320,000  0    0
Brunswick Corp                           Common Stock    117043109   9,549     300,000 0    0 0  SOLE     0       300,000  0    0
CIT Group Inc.                           Common Stock    125581108  10,785     300,000 0    0 0  SOLE     0       300,000  0    0
CNA Financial Corporation                Common Stock    126117100   6,025     250,000 0    0 0  SOLE     0       250,000  0    0
Celanese AG                              Common Stock    D1497A101   2,238      55,000 0    0 0  SOLE     0        55,000  0    0
Cendant Corp                             Common Stock    151313103   3,786     170,000 0    0 0  SOLE     0       170,000  0    0
Circuit City Stores                      Common Stock    172737108   8,205     810,000 0    0 0  SOLE     0       810,000  0    0
Cleveland-Cliffs Inc.                    Common Stock    185896107   9,171     180,000 0    0 0  SOLE     0       180,000  0    0
Commscope Inc.                           Common Stock    203372107   9,847     603,000 0    0 0  SOLE     0       603,000  0    0
Consol Energy Inc.                       Common Stock    20854P109   5,395     208,300 0    0 0  SOLE     0       208,300  0    0
Denbury Resources Incorporated           Common Stock    247916208   7,233     520,000 0    0 0  SOLE     0       520,000  0    0
Devon Energy Corp.                       Common Stock    25179m103   9,958     173,900 0    0 0  SOLE     0       173,900  0    0
Enterasys Networks Inc.                  Common Stock    293637104   3,375     900,000 0    0 0  SOLE     0       900,000  0    0
Federal Home Loan Mortgage Company       Common Stock    313400301  15,805     271,000 0    0 0  SOLE     0       271,000  0    0
First Niagara Financial Group            Common Stock    33582V108   1,811     121,000 0    0 0  SOLE     0       121,000  0    0
Frontier Oil Corporation                 Common Stock    35914P105   4,339     252,000 0    0 0  SOLE     0       252,000  0    0
Gentiva Health Services Inc.             Common Stock    37247A102   1,036      82,000 0    0 0  SOLE     0        82,000  0    0
Global SantaFe Corporation               Common Stock    g3930e101   8,691     350,000 0    0 0  SOLE     0       350,000  0    0
Group 1 Software, Inc.                   Common Stock    39943y103   1,532      87,000 0    0 0  SOLE     0        87,000  0    0
Handleman Co.                            Common Stock    410252100  20,530   1,000,000 0    0 0  SOLE     0     1,000,000  0    0
Health Net Inc.                          Common Stock    42222G108   3,630     111,000 0    0 0  SOLE     0       111,000  0    0
Inamed Corp.                             Common Stock    453235103   7,208     150,000 0    0 0  SOLE     0       150,000  0    0
Infinity Property & Casualty Company     Common Stock    45665Q103   7,271     220,000 0    0 0  SOLE     0       220,000  0    0
Joy Global Inc.                          Common Stock    481165108  12,944     495,000 0    0 0  SOLE     0       495,000  0    0
Kadant Inc.                              Common Stock    48282T104  11,258     520,000 0    0 0  SOLE     0       520,000  0    0
Louisiana-Pacific Corp.                  Common Stock    546347105   7,510     420,000 0    0 0  SOLE     0       420,000  0    0
MI Developments Inc.                     Common Stock    55304x104   5,612     201,000 0    0 0  SOLE     0       201,000  0    0
McDermott Intl Inc.                      Common Stock    580037109  23,948   2,004,000 0    0 0  SOLE     0     2,004,000  0    0
Metal Management Inc.                    Common Stock    591097209   9,159     248,000 0    0 0  SOLE     0       248,000  0    0
New Frontier Media, Inc.                 Common Stock    644398109   3,999     430,000 0    0 0  SOLE     0       430,000  0    0
Old Republic International Corp          Common Stock    680223104   9,084     358,200 0    0 0  SOLE     0       358,200  0    0
Pillowtex Corp.                          Common Stock    721506103       1     728,500 0    0 0  SOLE     0       728,500  0    0
Praecis Pharmaceuticals                  Common Stock    739421105   5,796     900,000 0    0 0  SOLE     0       900,000  0    0
R.R. Donnelley & Sons Company            Common Stock    257867101   9,045     300,000 0    0 0  SOLE     0       300,000  0    0
RADVision Ltd                            Common Stock    M81869105   8,757     767,500 0    0 0  SOLE     0       767,500  0    0
Safeco Corporation                       Common Stock    786429100   3,893     100,000 0    0 0  SOLE     0       100,000  0    0
Sappi LTD                                Common Stock    803069202   6,860     501,800 0    0 0  SOLE     0       501,800  0    0
Saxon Capital                            Common Stock    80556P302  15,539     741,700 0    0 0  SOLE     0       741,700  0    0
United States Steel Corp.                Common Stock    912909108  21,712     620,000 0    0 0  SOLE     0       620,000  0    0
Universal Stainless & Alloy Products     Common Stock    913837100   6,730     623,190 0    0 0  SOLE     0       623,190  0    0
Viad Corp                                Common Stock    92552R109  12,000     480,000 0    0 0  SOLE     0       480,000  0    0
Washington Group Intl.                   Common Stock    938862208  20,382     600,000 0    0 0  SOLE     0       600,000  0    0
                                                         TOTAL     457,682


03461.0004 #463514